Rachael M. Zufall Senior Director & Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704 988-4446 F 704 988-1615 rzufall@tiaa-cref.org

April 12, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Trust”), we are attaching for filing Post-Effective Amendment No. 68 to the above-captioned registration statement on Form N-1A (“Amendment No. 68”), including exhibits.

Amendment No. 68 is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on April 12, 2013. Amendment No. 68 is being made for the purpose of (i) adding the TIAA-CREF International Opportunities Fund, and (ii) making such other non-material changes as the Trust deems appropriate. The prospectus and SAI have been marked to show changes since the initial 485A filing for the Fund on January 10, 2013.

On behalf of the Trust, we hereby undertake to make any additional filing to the Trust’s Registration Statement pursuant to paragraph (b) of Rule 485 under the 1933 Act on or about April 12, 2013 in order to add any non-material disclosure that may be required in order to complete the Registration Statement.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4446.

Sincerely,

/s/ Rachael M. Zufall
Rachael M. Zufall

cc: Stewart P. Greene